CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Cash and due from banks	$ 17,436	$ 2,044
Interest-bearing deposits in financial institutions	3,909	15,043
Cash and cash equivalents	21,345	17,087
Interest-bearing time deposits in financial institutions	55,348	54,837
Securities available for sale	42,187	50,749
Loans held for sale	145	895
Loans, net of allowance for loan losses of $2,781 and $3,363, respectively	126,774	137,417
Premises and equipment, net	7,428	7,771
Goodwill	2,446	2,446
Core deposit intangible, net	215	361
Other real estate owned	4,878	3,005
Cash surrender value of life insurance	3,857	3,679
Accrued interest receivable and other assets	6,034	7,548
Total assets	270,657	285,795
Liabilities
Deposits	242,256	258,595
Borrowings	1,800	2,000
Other liabilities	2,352	2,233
Total liabilities	246,408	262,828
Commitments and contingencies
Shareholders' equity
Preferred stock, $1 par value authorized and unissued - 20,000 shares
Common stock - $1 par value, 1,000,000 shares authorized and 753,734 issued	754	754
Additional paid-in capital	4,844	4,736
Retained earnings	25,003	24,253
Treasury stock, at cost - 107,746 shares	(6,299)	(6,299)
Accumulated other comprehensive income (loss)	(53)	(477)
Total shareholders' equity	24,249	22,967
Total liabilities and shareholders' equity	$ 270,657	$ 285,795